Auditor's remuneration (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Auditor's remuneration.
Payable to the auditors of RELX PLC	£ 0.9	£ 0.9	£ 0.9
Payable to the auditors of the Group's subsidiaries	7.5	8.4	7.7
Audit services	8.4	9.3	8.6
Audit-related assurance services	0.5	0.6	0.5
Other services	0.2
Total auditor's remuneration	£ 9.1	£ 9.9	£ 9.1